UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09221

Community Capital Trust
(formerly, The Community Reinvestment Act Qualified Investment Fund)
(Exact name of registrant as specified in charter)

2500 Weston Road
Suite 101
Weston, Florida 33331
 (Address of principal executive offices)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2014

Date of reporting period: August 31, 2013

Item 1.	Schedule of Investments.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2013 (unaudited)

	Principal Amount	Value
CORPORATE BONDS - 0.43%
Salvation Army
5.44%, 09/01/2015	$370,000	$398,083
5.50%, 09/01/2018	1,375,000	1,523,060
5.64%, 09/01/2026	4,400,000	4,613,356
TOTAL CORPORATE BONDS (Cost $6,122,394)		6,534,499

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 78.83%
FGLMC Single Family - 2.00%
Pool Q16506, 3.00%, 02/01/2043	1,045,619	1,001,628
Pool Q06793, 3.50%, 03/01/2042	449,542	448,557
Pool Q07121, 3.50%, 04/01/2042	1,556,733	1,553,324
Pool Q07147, 3.50%, 04/01/2042	1,488,696	1,485,435
Pool Q07398, 3.50%, 04/01/2042	1,456,948	1,453,757
Pool Q07899, 3.50%, 05/01/2042	771,664	769,974
Pool Q08196, 3.50%, 05/01/2042	613,551	612,207
Pool Q08758, 3.50%, 06/01/2042	868,281	866,437
Pool Q09142, 3.50%, 06/01/2042	1,430,960	1,427,826
Pool Q09347, 3.50%, 07/01/2042	1,350,358	1,347,401
Pool A95574, 4.00%, 12/01/2040	775,216	800,427
Pool A97097, 4.00%, 02/01/2041	562,879	580,579
Pool A97712, 4.00%, 03/01/2041	789,264	815,546
Pool Q03658, 4.00%, 10/01/2041	667,024	688,176
Pool Q04226, 4.00%, 10/01/2041	350,424	361,549
Pool A91363, 4.50%, 03/01/2040	828,529	872,728
Pool A91756, 4.50%, 03/01/2040	733,914	775,614
Pool A92905, 4.50%, 06/01/2040	508,488	535,494
Pool A93467, 4.50%, 08/01/2040	430,476	455,482
Pool Q01597, 4.50%, 05/01/2041	870,816	918,628
Pool Q02377, 4.50%, 07/01/2041	300,738	316,808
Pool A68734, 5.00%, 07/01/2037	116,600	124,693
Pool A78734, 5.00%, 06/01/2038	100,072	106,939
Pool A91364, 5.00%, 03/01/2040	800,276	871,949
Pool A91757, 5.00%, 04/01/2040	521,704	560,995
Pool A92906, 5.00%, 07/01/2040	693,989	757,705
Pool A56707, 5.50%, 01/01/2037	135,835	146,262
Pool A58653, 5.50%, 03/01/2037	703,681	760,254
Pool A60749, 5.50%, 05/01/2037	124,119	133,654
Pool A68746, 5.50%, 10/01/2037	315,833	340,075
Pool A69361, 5.50%, 11/01/2037	220,371	237,285
Pool A76192, 5.50%, 04/01/2038	433,560	471,870
Pool A76444, 5.50%, 04/01/2038	544,144	590,215
Pool A78742, 5.50%, 06/01/2038	2,324,927	2,503,377
Pool A83074, 5.50%, 11/01/2038	219,673	236,534
Pool A84142, 5.50%, 01/01/2039	114,307	123,081
Pool G06072, 6.00%, 06/01/2038	1,922,056	2,093,082
Pool G06073, 6.50%, 10/01/2037	1,893,570	2,129,624
		30,275,171

FHA Project Loans - 0.96%
034-35271, 5.00%, 06/01/2035 (a)	328,833	328,109
023-98141, 6.00%, 03/01/2047 (a)	3,092,003	3,187,036
St. Michael, 6.20%, 09/01/2050 (a)	5,829,978	6,035,187
Canton, 6.49%, 06/01/2046 (a)	4,714,587	4,847,435
Reilly 130, 7.43%, 08/25/2021 (a)	150,937	150,940
		14,548,707

FNMA Multifamily - 23.18%
Pool 469489, 0.89%, 11/01/2018 (b)	1,942,630	1,941,962
Pool AM1758, 1.69%, 12/01/2019	4,852,261	4,671,294
Pool AM2208, 1.81%, 01/01/2020	1,484,462	1,433,775
Pool 471480, 1.93%, 06/01/2017	3,423,050	3,477,493
Pool AM1082, 2.21%, 10/01/2019	2,678,048	2,717,610
Pool 471510, 2.29%, 06/01/2019	4,902,165	4,893,408
Pool AM1363, 2.29%, 11/01/2022	2,418,152	2,241,228
Pool AM2024, 2.30%, 01/01/2023	6,329,805	5,891,998
Pool AM2274, 2.31%, 01/01/2023	1,980,435	1,831,532
Pool AM1114, 2.34%, 11/01/2022	6,561,944	6,106,034
Pool AM0344, 2.41%, 08/01/2022	5,996,202	5,630,524
Pool 470149, 2.42%, 02/01/2019	4,600,000	4,648,024

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2013 (unaudited)

Principal Amount	Value
Pool AM3179, 2.42%, 04/01/2023	$8,202,287	$7,805,144
Pool 471584, 2.43%, 06/01/2019	6,398,341	6,518,625
Pool AM0671, 2.45%, 09/01/2022	14,543,742	14,366,091
Pool AM1718, 2.46%, 02/01/2023	991,775	948,308
Pool AM2198, 2.48%, 01/01/2023	2,317,940	2,183,926
Pool AM2686, 2.51%, 03/01/2023	3,953,190	3,700,576
Pool 469632, 2.56%, 12/01/2018	3,793,490	3,867,624
Pool AM3905, 2.57%, 07/01/2018	627,182	640,443
Pool 471826, 2.65%, 10/01/2022	3,672,088	3,498,738
Pool 471831, 2.65%, 10/01/2022	5,697,897	5,428,914
Pool 469239, 2.69%, 10/01/2018	7,729,639	7,957,113
Pool AM0043, 2.71%, 07/01/2022	4,055,018	3,896,221
Pool 469829, 2.72%, 12/01/2018	2,044,364	2,104,589
Pool 466487, 2.77%, 11/01/2017	11,624,343	12,064,528
Pool 468194, 2.80%, 06/01/2016	4,475,720	4,683,562
Pool 466009, 2.84%, 09/01/2017	5,718,675	5,957,973
Pool 471460, 2.88%, 06/01/2022	1,717,844	1,671,158
Pool 471334, 2.89%, 05/01/2022	4,897,306	4,774,907
Pool 471204, 2.90%, 05/01/2022	822,912	802,817
Pool 471372, 2.96%, 05/01/2022	2,939,319	2,879,029
Pool AM3663, 2.97%, 07/01/2023	998,850	961,870
Pool 470164, 3.05%, 01/01/2022	8,090,494	8,007,465
Pool 470211, 3.06%, 12/01/2021	4,392,968	4,355,606
Pool 470863, 3.06%, 04/01/2022	1,469,309	1,450,464
Pool 470607, 3.08%, 03/01/2022	782,703	774,618
Pool 470619, 3.10%, 03/01/2022	1,722,830	1,741,266
Pool 470756, 3.12%, 03/01/2022	1,765,450	1,767,123
Pool 471117, 3.12%, 05/01/2022	2,010,150	1,991,487
Pool 471333, 3.12%, 08/01/2022	5,856,533	5,877,788
Pool 469907, 3.18%, 01/01/2022	7,781,870	7,754,587
Pool 469908, 3.18%, 01/01/2022	3,152,051	3,140,999
Pool 470035, 3.36%, 01/01/2022	3,272,609	3,285,930
Pool 470414, 3.37%, 01/01/2022	978,433	982,016
Pool 470257, 3.38%, 01/01/2022	985,434	997,903
Pool 469760, 3.42%, 12/01/2021	5,000,000	5,059,530
Pool 469683, 3.54%, 11/01/2021	4,383,367	4,493,061
Pool 465006, 3.67%, 05/01/2016	1,200,000	1,199,636
Pool 465007, 3.67%, 05/01/2016	5,450,000	5,448,346
Pool 469514, 3.67%, 11/01/2021	1,859,557	1,918,946
Pool 466856, 3.74%, 12/01/2020	1,784,054	1,863,520
Pool AM3096, 3.79%, 05/01/2043	389,801	367,380
Pool 469075, 3.82%, 09/01/2021	730,420	760,528
Pool 469548, 3.90%, 11/01/2021	1,723,239	1,799,521
Pool 469094, 3.90%, 09/01/2026	227,857	239,067
Pool 468980, 3.95%, 09/01/2021	778,723	816,346
Pool 468280, 3.97%, 06/01/2021	479,538	504,450
Pool 468263, 3.98%, 06/01/2021	6,673,778	7,015,011
Pool 468648, 4.00%, 07/01/2021	5,532,488	5,830,056
Pool TBA, 4.03%, 09/01/2028 (a)	3,800,000	3,740,705
Pool 467985, 4.08%, 05/01/2018	1,848,666	2,000,963
Pool AM4154, 4.08%, 08/01/2025	1,072,000	1,089,849
Pool 465585, 4.10%, 07/01/2020	2,208,670	2,355,489
Pool 466934, 4.10%, 01/01/2021	1,171,996	1,142,568
Pool 468317, 4.10%, 06/01/2021	2,703,461	2,859,149
Pool AM2974, 4.10%, 04/01/2043	1,179,815	1,146,672
Pool 468530, 4.11%, 07/01/2021	383,449	405,745
Pool 468410, 4.13%, 06/01/2021	364,944	386,816
Pool 470044, 4.15%, 01/01/2027	2,551,867	2,603,792
Pool 465435, 4.22%, 07/01/2020	879,965	943,840
Pool 467052, 4.23%, 01/01/2021	967,385	1,033,552
Pool 467899, 4.23%, 04/01/2021	456,320	486,469
Pool 469501, 4.28%, 11/01/2029	1,369,317	1,362,567
Pool 467460, 4.33%, 04/01/2021	1,525,590	1,636,319
Pool 464304, 4.36%, 01/01/2020	3,133,858	3,188,635
Pool 463873, 4.38%, 11/01/2019	435,275	472,144
Pool 464855, 4.38%, 04/01/2020	944,204	1,023,459
Pool 464772, 4.41%, 03/01/2020	1,871,602	2,030,147
Pool 464223, 4.44%, 01/01/2020	779,049	846,813
Pool 464947, 4.44%, 04/01/2020	1,437,065	1,559,542
Pool 467315, 4.46%, 02/01/2021	9,683,441	10,467,293

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2013 (unaudited)

	Principal Amount	Value
Pool 468947, 4.52%, 09/01/2026	$1,269,565	$1,307,973
Pool 467732, 4.57%, 04/01/2021	289,360	311,877
Pool 464725, 4.60%, 03/01/2020	628,148	687,152
Pool 465256, 4.65%, 06/01/2020	2,046,521	2,241,087
Pool 469625, 4.68%, 11/01/2041	2,497,926	2,355,822
Pool 464133, 4.85%, 01/01/2025	3,545,769	3,592,347
Pool 387659, 4.88%, 12/01/2015	847,565	903,845
Pool 387273, 4.89%, 02/01/2015	860,020	893,254
Pool 387560, 4.98%, 09/01/2015	436,729	461,894
Pool 387517, 5.02%, 08/01/2020	657,197	710,470
Pool 463944, 5.06%, 12/01/2024	2,076,479	2,160,750
Pool 873236, 5.09%, 02/01/2016	531,183	567,939
Pool 466907, 5.13%, 03/01/2026	412,358	447,787
Pool 387215, 5.19%, 01/01/2023	467,551	513,410
Pool 465394, 5.20%, 03/01/2026	554,934	598,121
Pool 385993, 5.23%, 04/01/2021	3,795,984	4,170,198
Pool 958128, 5.25%, 01/01/2019	495,998	546,650
Pool 463895, 5.25%, 10/01/2025	3,301,025	3,522,276
Pool 468996, 5.27%, 06/01/2029	1,211,678	1,325,646
Pool 468520, 5.29%, 01/01/2028	1,444,569	1,581,354
Pool 387349, 5.31%, 04/01/2020	1,333,298	1,462,925
Pool 958081, 5.36%, 01/01/2019	3,074,065	3,371,207
Pool 873470, 5.42%, 03/01/2016	1,559,716	1,677,004
Pool 464523, 5.51%, 07/01/2024	1,461,635	1,540,571
Pool 874487, 5.52%, 05/01/2025	528,194	584,063
Pool 463144, 5.54%, 08/01/2024	1,508,244	1,584,918
Pool 873550, 5.55%, 04/01/2024	240,917	256,694
Pool 463000, 5.58%, 08/01/2021	1,294,893	1,415,697
Pool 467505, 5.66%, 03/01/2023	849,105	843,407
Pool 874481, 5.75%, 04/01/2022	3,676,653	4,148,841
Pool 463507, 5.76%, 03/01/2027	3,505,878	3,778,128
Pool 464296, 5.86%, 01/01/2028	1,945,285	2,015,916
Pool 873731, 5.88%, 07/01/2023	1,279,993	1,425,124
Pool 465990, 5.94%, 07/01/2027	482,904	534,506
Pool 387005, 5.95%, 06/01/2022	369,797	395,849
Pool 873949, 5.95%, 09/01/2024	1,325,953	1,451,084
Pool 463657, 5.96%, 10/01/2027	1,160,927	1,240,644
Pool 463839, 5.96%, 11/01/2027	686,693	733,986
Pool 873679, 6.10%, 06/01/2024	465,632	520,999
Pool 467914, 6.10%, 04/01/2041	537,878	610,604
Pool 463997, 6.12%, 12/01/2027	984,381	1,055,464
Pool 958614, 6.22%, 04/01/2027	379,869	426,599
Pool 464836, 6.23%, 03/01/2028	1,768,767	1,898,840
Pool 465259, 6.29%, 04/01/2028	1,304,051	1,512,241
Pool 385229, 6.33%, 09/01/2017	1,136,374	1,248,580
Pool 465260, 6.33%, 06/01/2028	1,598,820	1,742,335
Pool 464254, 6.34%, 11/01/2027	2,578,277	2,737,827
Pool 464969, 6.34%, 04/01/2028	2,616,305	2,935,197
Pool 464890, 6.37%, 04/01/2028	1,492,123	1,602,846
Pool 874736, 6.43%, 10/01/2025	465,595	499,500
Pool 464632, 6.50%, 02/01/2028	501,191	489,944
Pool 465588, 6.55%, 07/01/2028	605,936	708,852
Pool 466756, 6.59%, 12/01/2028	1,841,764	1,946,701
Pool 464473, 6.60%, 02/01/2040	1,097,361	1,274,377
Pool 464573, 6.72%, 02/01/2040	2,288,842	2,600,441
Pool 466595, 6.78%, 11/01/2025	3,762,972	4,155,283
Pool 469854, 8.26%, 12/01/2026	1,626,962	1,919,125
		351,668,387

FNMA Single Family - 13.79%
Pool AB5779, 3.00%, 07/01/2042	1,210,257	1,162,142
Pool AB6333, 3.00%, 09/01/2042	7,546,814	7,246,788
Pool AP7482, 3.00%, 09/01/2042	2,557,269	2,455,603
Pool AP9712, 3.00%, 09/01/2042	2,637,716	2,532,853
Pool AB6817, 3.00%, 10/01/2042	371,170	356,414
Pool AQ0524, 3.00%, 11/01/2042	5,681,993	5,456,104
Pool AB7486, 3.00%, 12/01/2042	3,465,781	3,327,998
Pool AR5591, 3.00%, 01/01/2043	2,471,298	2,373,051
Pool AB8571, 3.00%, 02/01/2043	6,214,075	5,967,033
Pool AR1739, 3.00%, 02/01/2043	1,060,726	1,018,557
Pool AR5876, 3.00%, 02/01/2043	3,102,801	2,979,448

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2013 (unaudited)

	Principal Amount	Value
Pool AR5912, 3.00%, 02/01/2043	$1,066,610	$1,024,206
Pool AR7899, 3.00%, 02/01/2043	1,300,987	1,249,266
Pool AR6915, 3.00%, 03/01/2043	4,404,950	4,229,830
Pool AT2117, 3.00%, 03/01/2043	1,813,205	1,741,121
Pool AR7809, 3.00%, 04/01/2043	1,210,723	1,162,590
Pool AT0316, 3.00%, 04/01/2043	2,556,828	2,455,180
Pool AT1980, 3.00%, 04/01/2043	4,284,583	4,114,248
Pool AT1983, 3.00%, 04/01/2043	6,883,613	6,609,953
Pool AT5610, 3.00%, 04/01/2043	3,001,638	2,882,307
Pool AB9496, 3.00%, 05/01/2043	1,951,342	1,873,766
Pool AR6415, 3.00%, 05/01/2043	1,851,741	1,778,124
Pool AR7843, 3.00%, 05/01/2043	1,607,982	1,544,057
Pool AT0343, 3.00%, 05/01/2043	1,573,119	1,510,579
Pool AT5681, 3.00%, 05/01/2043	1,051,530	1,009,726
Pool AK2387, 3.50%, 02/01/2042	1,364,749	1,365,714
Pool AK6706, 3.50%, 03/01/2042	2,785,936	2,787,903
Pool AO0836, 3.50%, 05/01/2042	2,290,215	2,291,829
Pool AO3210, 3.50%, 06/01/2042	831,988	832,579
Pool AO8024, 3.50%, 07/01/2042	4,524,313	4,527,526
Pool AP2097, 3.50%, 08/01/2042	926,745	927,403
Pool AS0092, 3.50%, 07/01/2043	3,526,213	3,528,711
Pool AU1769, 3.50%, 08/01/2043	2,706,815	2,708,732
Pool AC1837, 4.00%, 08/01/2039	467,020	483,034
Pool AE5434, 4.00%, 10/01/2040	841,916	870,106
Pool AE9905, 4.00%, 10/01/2040	609,463	629,778
Pool AE7634, 4.00%, 11/01/2040	979,722	1,012,489
Pool AE7705, 4.00%, 11/01/2040	797,974	824,605
Pool AE8205, 4.00%, 11/01/2040	420,556	434,597
Pool AE8779, 4.00%, 12/01/2040	142,576	147,304
Pool AH0540, 4.00%, 12/01/2040	136,515	141,053
Pool AH0915, 4.00%, 12/01/2040	656,272	678,294
Pool AH2978, 4.00%, 01/01/2041	697,864	721,231
Pool AH2979, 4.00%, 01/01/2041	422,203	436,979
Pool AH5274, 4.00%, 01/01/2041	1,516,045	1,566,271
Pool AH5643, 4.00%, 01/01/2041	1,324,629	1,370,015
Pool AH5665, 4.00%, 02/01/2041	1,284,574	1,328,447
Pool AH5670, 4.00%, 02/01/2041	1,406,771	1,453,644
Pool AH5671, 4.00%, 02/01/2041	1,703,677	1,760,396
Pool AH5672, 4.00%, 02/01/2041	475,957	491,900
Pool AH6770, 4.00%, 03/01/2041	765,234	790,599
Pool AH7282, 4.00%, 03/01/2041	938,561	970,065
Pool AH8877, 4.00%, 04/01/2041	884,019	914,818
Pool AI0124, 4.00%, 04/01/2041	1,132,529	1,170,267
Pool AI9871, 4.00%, 09/01/2041	2,464,678	2,547,267
Pool AJ3460, 4.00%, 09/01/2041	1,145,096	1,183,544
Pool AJ4024, 4.00%, 10/01/2041	2,550,636	2,635,994
Pool AJ5285, 4.00%, 11/01/2041	3,419,522	3,533,924
Pool AJ7662, 4.00%, 12/01/2041	959,973	992,146
Pool AC4095, 4.50%, 09/01/2039	17,950	19,070
Pool 890226, 4.50%, 08/01/2040	12,997,476	13,727,241
Pool AD8493, 4.50%, 08/01/2040	1,473,034	1,563,860
Pool AE2970, 4.50%, 08/01/2040	348,044	367,817
Pool AE3014, 4.50%, 09/01/2040	844,115	892,751
Pool AE7635, 4.50%, 10/01/2040	758,818	802,614
Pool AH5666, 4.50%, 01/01/2041	452,089	477,706
Pool AH5644, 4.50%, 02/01/2041	626,928	665,516
Pool AH6769, 4.50%, 03/01/2041	3,678,222	3,904,768
Pool AH7512, 4.50%, 03/01/2041	944,163	1,001,980
Pool AH8880, 4.50%, 04/01/2041	1,166,236	1,239,912
Pool AH8881, 4.50%, 04/01/2041	1,680,640	1,784,257
Pool AI0125, 4.50%, 04/01/2041	1,193,844	1,261,565
Pool AI2268, 4.50%, 04/01/2041	1,344,406	1,421,895
Pool AI3491, 4.50%, 06/01/2041	3,613,161	3,822,432
Pool AI5362, 4.50%, 06/01/2041	2,688,738	2,844,892
Pool AI6148, 4.50%, 07/01/2041	1,505,724	1,593,464
Pool AI6155, 4.50%, 07/01/2041	2,975,542	3,148,949
Pool AI8446, 4.50%, 07/01/2041	952,841	1,006,752
Pool AI8166, 4.50%, 08/01/2041	2,522,253	2,669,005
Pool AI8167, 4.50%, 08/01/2041	2,164,825	2,290,875
Pool AI9872, 4.50%, 09/01/2041	1,877,574	1,986,699

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2013 (unaudited)

	Principal Amount	Value
Pool AJ4025, 4.50%, 10/01/2041	$1,170,408	$1,238,764
Pool 890230, 5.00%, 07/01/2040	16,489,613	17,721,951
Pool AD8500, 5.00%, 08/01/2040	1,453,083	1,565,304
Pool AH6772, 5.00%, 03/01/2041	297,456	321,986
Pool AH8879, 5.00%, 04/01/2041	1,058,037	1,156,065
Pool AI3492, 5.00%, 06/01/2041	799,222	864,825
Pool AI6154, 5.00%, 07/01/2041	953,860	1,042,832
Pool 890246, 5.50%, 11/01/2038	6,639,245	7,201,030
Pool 890247, 6.00%, 09/01/2038	11,347,588	12,417,379
Pool 886136, 6.50%, 07/01/2036	203,348	220,524
Pool 900106, 6.50%, 08/01/2036	157,299	169,694
Pool 900649, 6.50%, 09/01/2036	234,299	260,789
Pool 901391, 6.50%, 09/01/2036	134,293	145,493
Pool 947771, 6.50%, 09/01/2037	261,507	293,322
		209,234,086

GNMA Multifamily - 25.40%
Pool 2013-73, 0.98%, 12/16/2035	992,052	974,174
Pool 2013-45, 1.45%, 10/16/2040	2,273,558	2,243,527
Pool 2013-30 A, 1.50%, 05/16/2042	2,578,094	2,543,810
Pool 2013-85 A, 1.55%, 09/16/2046	4,136,641	3,985,996
Pool 2013-7 AC, 1.60%, 03/16/2047	8,526,646	8,293,144
Pool 2012-27 A, 1.61%, 07/16/2039	1,350,578	1,337,616
Pool 2012-139 AB, 1.67%, 02/16/2053	449,096	424,922
Pool 2013-50, 1.73%, 05/16/2045	4,866,789	4,759,559
Pool 2010-140 A, 1.74%, 02/16/2031	2,617,262	2,629,066
Pool 2013-29 AB, 1.77%, 10/16/2045	4,447,897	4,370,700
Pool 2012-144 AD, 1.77%, 01/16/2053	4,785,743	4,595,974
Pool 2012-99 AE, 1.80%, 02/16/2048	10,208,767	9,831,880
Pool 2013-12 AB, 1.83%, 11/16/2052	317,203	305,989
Pool 2013-72, 1.88%, 05/16/2046	8,109,739	7,914,911
Pool 2012-135 AC, 1.89%, 01/16/2053 (b)	3,605,681	3,450,824
Pool 2012-150 AB, 1.90%, 08/16/2044	246,528	242,831
Pool 2012-150 A, 1.90%, 11/16/2052	573,023	548,313
Pool 2012-120 A, 1.90%, 02/16/2053	6,404,362	6,183,252
Pool 763925, 1.97%, 02/15/2036	2,376,517	2,243,632
Pool 2012-83 AB, 1.98%, 05/16/2045	7,164,288	7,003,643
Pool 2013-107 A, 2.00%, 05/16/2040	1,496,679	1,492,379
Pool 2013-92 AB, 2.00%, 02/16/2043	1,867,859	1,863,400
Pool 2013-128 AB, 2.00%, 10/16/2051	4,700,000	4,597,907
Pool 2012-72 AB, 2.03%, 02/16/2046	1,785,301	1,751,021
Pool AA7789, 2.04%, 11/15/2052	12,448,684	11,678,431
Pool 2012-112 AD, 2.09%, 02/16/2053	2,082,344	2,001,020
Pool 2011-10 AB, 2.11%, 02/16/2029	357,220	357,998
Pool 2012-2 AB, 2.11%, 03/16/2037	8,279,086	8,310,530
Pool 2012-125 AB, 2.11%, 02/16/2053 (b)	4,293,972	4,100,584
Pool AA8477, 2.15%, 01/15/2035	1,404,994	1,378,965
Pool AA8478, 2.15%, 05/15/2035	406,144	398,383
Pool AA8479, 2.15%, 11/15/2035	840,405	821,362
Pool 2012-70 AB, 2.18%, 08/16/2052	1,961,865	1,889,643
Pool 2011-58 A, 2.19%, 10/16/2033	209,976	211,285
Pool 2012-58 B, 2.20%, 03/16/2044	2,200,000	2,050,554
Pool 2013-94 AB, 2.20%, 03/16/2054	618,510	598,210
Pool 2011-16 A, 2.21%, 11/16/2034	426,178	428,175
Pool 2011-31 A, 2.21%, 12/16/2035	3,147,502	3,171,754
Pool 2012-78 AD, 2.22%, 03/16/2044	1,150,000	1,081,501
Pool AC5324, 2.23%, 09/15/2032	3,064,191	2,973,264
Pool 2012-111 AB, 2.25%, 09/16/2052	22,978,241	22,689,060
Pool 2012-100 B, 2.31%, 11/16/2051 (b)	6,700,000	5,856,524
Pool 798583, 2.37%, 08/15/2047	8,456,737	8,221,195
Pool AC3613, 2.39%, 01/15/2048	9,811,053	9,617,411
Pool 2011-42 AC, 2.41%, 05/16/2030	779,936	783,444
Pool 2011-109 A, 2.45%, 07/16/2032	2,115,322	2,129,748
Pool 2011-78 AB, 2.45%, 02/16/2039	7,202,042	7,300,573
Pool 778465, 2.45%, 09/15/2047	9,346,484	8,746,253
Pool AC9553, 2.47%, 02/15/2048	9,958,878	9,461,898
Pool AE4484, 2.50%, 06/15/2048	6,076,290	5,588,659
Pool 2011-161 B, 2.53%, 07/16/2038	3,910,000	3,890,133
Pool 2013-126 A, 2.55%, 07/16/2053 (a)	10,500,000	10,282,209
Pool 591746, 2.63%, 06/15/2048	871,946	836,939
Pool AB8526, 2.65%, 04/15/2054	2,285,000	2,041,990

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2013 (unaudited)

	Principal Amount	Value
Pool 2012-53 AE, 2.69%, 03/16/2047 (b)	$4,252,172	$4,197,056
Pool 2011-64 AD, 2.70%, 11/16/2038	366,171	370,188
Pool 2012-112 B, 2.70%, 01/01/2053	5,535,000	4,919,475
Pool AA1574, 2.73%, 07/15/2032	2,563,146	2,599,658
Pool AC3668, 2.73%, 04/15/2043	6,908,074	6,877,091
Pool 2010-156 AC, 2.76%, 03/16/2039	3,425,000	3,524,640
Pool 779493, 2.79%, 04/15/2052	3,051,957	2,972,929
Pool AE0829, 2.83%, 02/15/2033	637,100	639,006
Pool 2012-35 A, 2.83%, 10/16/2043	208,070	212,624
Pool 2011-6 AC, 2.85%, 12/16/2037	2,900,000	2,965,760
Pool AA2215, 2.87%, 01/15/2054	944,000	909,682
Pool AD6658, 2.97%, 01/15/2036	1,631,998	1,634,371
Pool 2011-27 B, 3.00%, 09/16/2034	495,000	508,007
Pool 2011-86 B, 3.00%, 02/16/2041	1,000,000	1,019,284
Pool 2011-143 A, 3.00%, 07/16/2043	7,879,769	8,090,490
Pool 793935, 3.00%, 05/15/2047	1,717,414	1,716,282
Pool 777721, 3.00%, 07/15/2048	2,202,375	2,101,058
Pool AE4487, 3.10%, 02/15/2047	739,304	712,161
Pool 2012-9 A, 3.22%, 05/16/2039	1,432,666	1,476,650
Pool 2009-49 A, 3.44%, 06/16/2034	57,626	58,382
Pool 2010-72 B, 3.46%, 05/16/2036	500,000	519,374
Pool 2009-105 A, 3.46%, 12/16/2050	14,595	14,657
Pool 2009-60 A, 3.47%, 03/16/2035	1,074,381	1,105,823
Pool 777717, 3.50%, 01/15/2033	1,143,743	1,190,605
Pool AD8950, 3.51%, 09/15/2048	3,771,800	3,741,501
Pool AA8513, 3.60%, 03/15/2048	805,395	823,700
Pool AD8931, 3.60%, 07/15/2048	2,549,489	2,585,776
Pool AC6851, 3.62%, 08/15/2048	5,088,000	5,097,626
Pool AC6852, 3.62%, 08/15/2048	5,368,000	5,378,155
Pool AC6853, 3.62%, 08/15/2048	5,000,000	5,009,459
Pool 773174, 3.63%, 03/15/2047	1,401,793	1,404,605
Pool 727108, 3.64%, 02/15/2047	1,366,080	1,369,701
Pool AE9650, 3.65%, 08/15/2048	3,101,800	3,173,890
Pool 727996, 3.75%, 01/15/2046	2,891,696	2,915,103
Pool 727998, 3.75%, 01/15/2046	5,130,348	5,171,876
Pool TBA, 3.75%, 10/01/2048 (a)	651,600	660,229
Pool TBA, 3.75%, 06/01/2053 (a)	2,480,000	2,427,280
Pool 2009-4 A, 3.81%, 11/16/2037	159,365	160,286
Pool 749013, 3.88%, 10/15/2049	491,428	497,534
Pool 776887, 3.95%, 12/15/2041	1,944,153	1,982,637
Pool 793901, 4.00%, 02/15/2042	406,307	413,301
Pool 768250, 4.01%, 08/15/2052	2,562,839	2,607,859
Pool AF8133, 4.12%, 06/15/2037	1,773,692	1,885,152
Pool 760520, 4.13%, 09/15/2053	10,055,000	10,650,518
Pool 2010-123 C, 4.15%, 08/16/2051 (b)	250,000	263,107
Pool 749575, 4.25%, 11/15/2046	4,883,610	5,042,199
Pool 793897, 4.50%, 02/15/2042	299,142	313,020
Pool TBA, 4.61%, 10/01/2053 (a)	1,750,000	1,770,744
Pool 749167, 4.64%, 04/15/2052	2,447,464	2,583,778
Pool TBA, 4.70%, 03/15/2049 (a)	1,389,155	1,496,799
Pool 2008-52 B, 4.75%, 09/16/2032	64,449	67,005
Pool 2008-14 B, 4.75%, 10/16/2038	845,624	873,855
Pool 747075, 4.75%, 10/15/2045	418,460	444,412
Pool TBA, 4.85%, 11/15/2053 (a)	17,600,000	18,170,434
Pool 686520, 4.93%, 10/15/2051	1,203,479	1,284,030
Pool 749165, 4.98%, 06/15/2052	4,378,641	4,695,541
Pool 2008-39 C, 5.02%, 03/16/2034 (b)	1,000,000	1,035,990
Pool 2007-75 B, 5.05%, 03/16/2036	113,805	114,165
Pool 2009-5 B, 5.07%, 08/16/2049 (b)	45,622	48,894
Pool 712102, 5.15%, 11/15/2032	529,965	560,802
Pool 735994, 5.15%, 08/15/2051	2,707,181	2,957,467
Pool 734980, 5.25%, 11/15/2051	1,140,411	1,245,863
Pool 640434, 5.46%, 03/15/2043	330,055	343,638
Pool 461918, 5.52%, 12/15/2037	4,031,818	4,029,935
Pool 664652, 5.65%, 06/15/2042	2,285,911	2,367,467
Pool 653889, 5.88%, 01/15/2043	178,290	185,372
Pool 637911, 6.00%, 07/15/2035	407,035	414,534
Pool 667881, 6.14%, 02/15/2043	474,726	493,611
Pool 636413, 6.25%, 04/15/2036	703,466	720,495
Pool 675582, 6.47%, 10/15/2043	1,439,592	1,525,697

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2013 (unaudited)

	Principal Amount	Value
Pool 643896, 6.50%, 06/15/2049	$1,315,716	$1,383,083
Pool 649205, 6.82%, 05/15/2049	222,094	232,780
		385,442,323

GNMA Single Family - 9.53%
Pool AB9092, 3.00%, 10/15/2042	5,031,857	4,884,908
Pool AB9093, 3.00%, 10/15/2042	2,943,649	2,857,683
Pool AB9174, 3.00%, 11/15/2042	4,437,887	4,308,284
Pool AD1586, 3.00%, 01/15/2043	5,507,503	5,346,663
Pool AD1699, 3.00%, 02/15/2043	6,427,516	6,239,808
Pool AE6952, 3.00%, 06/15/2043	6,355,826	6,170,212
Pool AF1054, 3.00%, 07/15/2043	3,751,902	3,642,332
Pool 778846, 3.50%, 02/15/2042	2,373,684	2,401,476
Pool 778944, 3.50%, 03/15/2042	1,190,255	1,204,149
Pool 779075, 3.50%, 04/15/2042	1,514,000	1,531,673
Pool 779209, 3.50%, 05/15/2042	2,047,388	2,071,360
Pool 779354, 3.50%, 06/15/2042	1,988,078	2,011,284
Pool AA8245, 3.50%, 07/15/2042	4,143,669	4,192,036
Pool AB2735, 3.50%, 08/15/2042	1,677,638	1,697,220
Pool AF5038, 3.50%, 08/15/2043	4,344,093	4,394,800
Pool 737576, 4.00%, 11/15/2040	77,170	80,969
Pool 737712, 4.00%, 12/15/2040	2,272,686	2,384,560
Pool 757173, 4.00%, 12/20/2040	602,056	633,894
Pool 737837, 4.00%, 01/15/2041	1,561,143	1,627,533
Pool 759104, 4.00%, 01/15/2041	1,171,573	1,233,896
Pool 759436, 4.00%, 01/20/2041	1,332,342	1,387,965
Pool 759466, 4.00%, 01/20/2041	1,283,510	1,344,649
Pool 759191, 4.00%, 02/15/2041	766,677	807,522
Pool 759301, 4.00%, 02/20/2041	1,078,796	1,134,793
Pool 763042, 4.00%, 04/20/2041	996,513	1,032,805
Pool 738629, 4.00%, 08/15/2041	2,835,769	2,956,364
Pool 738630, 4.00%, 08/15/2041	1,293,154	1,352,602
Pool 770515, 4.00%, 08/15/2041	2,326,023	2,425,559
Pool 738735, 4.00%, 09/15/2041	3,426,011	3,571,707
Pool 738954, 4.00%, 11/15/2041	986,756	1,040,430
Pool 778766, 4.00%, 01/15/2042	1,694,716	1,785,139
Pool 778847, 4.00%, 02/15/2042	1,080,308	1,127,049
Pool 714559, 4.50%, 06/15/2039	490,233	522,046
Pool 717198, 4.50%, 06/15/2039	961,528	1,026,636
Pool 714594, 4.50%, 07/15/2039	269,614	288,226
Pool 720208, 4.50%, 07/15/2039	1,075,169	1,163,146
Pool 720287, 4.50%, 08/15/2039	391,025	417,502
Pool 726289, 4.50%, 09/15/2039	1,060,088	1,131,869
Pool 726402, 4.50%, 10/15/2039	151,571	162,887
Pool 728954, 4.50%, 12/15/2039	734,647	784,392
Pool 729017, 4.50%, 01/15/2040	1,165,139	1,248,829
Pool 736579, 4.50%, 02/15/2040	616,887	661,196
Pool 737051, 4.50%, 03/15/2040	769,212	827,819
Pool 737222, 4.50%, 05/15/2040	882,272	949,482
Pool 658387, 4.50%, 06/15/2040	1,066,687	1,145,989
Pool 698160, 4.50%, 07/15/2040	996,545	1,068,125
Pool 721694, 4.50%, 08/15/2040	1,039,628	1,114,303
Pool 748456, 4.50%, 08/15/2040	982,598	1,057,206
Pool 738152, 4.50%, 04/15/2041	1,186,162	1,263,639
Pool 762882, 4.50%, 04/15/2041	789,621	840,737
Pool 738267, 4.50%, 05/15/2041	821,754	875,429
Pool 763543, 4.50%, 05/15/2041	702,266	748,136
Pool 738397, 4.50%, 06/15/2041	2,234,685	2,399,137
Pool 770396, 4.50%, 06/15/2041	783,908	836,167
Pool 783417, 4.50%, 08/20/2041	13,318,415	14,241,024
Pool 688624, 5.00%, 05/15/2038	515,602	567,257
Pool 411105, 5.00%, 01/15/2039	319,258	346,211
Pool 439079, 5.00%, 02/15/2039	318,584	348,075
Pool 646728, 5.00%, 03/15/2039	242,662	262,493
Pool 646750, 5.00%, 04/15/2039	248,298	274,301
Pool 646777, 5.00%, 05/15/2039	271,152	295,797
Pool 720288, 5.00%, 08/15/2039	941,191	1,027,103
Pool 722944, 5.00%, 08/15/2039	484,888	523,408
Pool 726290, 5.00%, 09/15/2039	1,126,067	1,218,239
Pool 723006, 5.00%, 10/15/2039	719,961	786,201
Pool 726403, 5.00%, 10/15/2039	750,357	808,864

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2013 (unaudited)

	Principal Amount	Value
Pool 737055, 5.00%, 03/15/2040	$826,456	$900,003
Pool 658393, 5.00%, 06/15/2040	889,492	968,648
Pool 783418, 5.00%, 06/20/2040	10,701,301	11,597,221
Pool 684677, 5.50%, 03/15/2038	828,113	900,696
Pool 684802, 5.50%, 04/15/2038	210,440	229,015
Pool 688625, 5.50%, 05/15/2038	394,483	431,431
Pool 2688636, 5.50%, 05/20/2038	516,956	562,461
Pool 690974, 5.50%, 06/15/2038	299,405	325,846
Pool 2690973, 5.50%, 06/20/2038	250,232	272,567
Pool 693574, 5.50%, 07/15/2038	377,200	410,261
Pool 2409120, 5.50%, 07/20/2038	697,258	763,078
Pool 2700671, 5.50%, 10/20/2038	464,539	506,960
Pool 411116, 5.50%, 01/15/2039	406,910	444,485
Pool 705998, 5.50%, 01/15/2039	140,970	153,454
Pool 684988, 6.00%, 03/20/2038	374,314	411,546
Pool 688626, 6.00%, 05/15/2038	507,223	558,046
Pool 2688637, 6.00%, 05/20/2038	142,638	156,452
Pool 2693900, 6.00%, 07/20/2038	297,551	326,220
Pool 696513, 6.00%, 08/15/2038	387,815	426,707
Pool 696843, 6.00%, 08/20/2038	383,286	420,339
Pool 699255, 6.00%, 09/15/2038	902,453	993,399
Pool 698997, 6.00%, 09/20/2038	888,521	973,682
Pool 705999, 6.00%, 01/15/2039	289,753	318,842
Pool 2706407, 6.00%, 01/20/2039	397,443	437,693
Pool 582048, 6.50%, 01/15/2032	35,603	35,740
Pool 696844, 6.50%, 08/20/2038	254,174	283,542
Pool 698998, 6.50%, 09/20/2038	94,874	101,209
Pool 2706408, 6.50%, 01/20/2039	408,967	455,910
Pool 530199, 7.00%, 03/20/2031	57,993	66,680
		144,545,328

HUD - 0.92%
2011-A, 2.05%, 08/01/2019	800,000	793,038
2010-A, 3.30%, 08/01/2019	5,718,000	6,062,269
Regional, 4.48%, 08/01/2016	2,500,000	2,758,688
0614, 5.51%, 08/01/2020	1,000,000	1,113,590
0620, 5.77%, 08/01/2026	3,000,000	3,236,757
		13,964,342

Small Business Administration - 3.01%
Pool 507253, 0.50%, 05/25/2030 (b)	101,799	100,944
Pool 507766, 0.58%, 07/25/2031 (b)	133,196	132,459
Pool 508901, 0.60%, 07/25/2020 (b)	500,026	498,459
Pool 508206, 0.60%, 09/25/2032 (b)	88,291	87,892
Pool 508298, 0.60%, 01/25/2033 (b)	369,312	367,629
Pool 508506, 0.63%, 06/25/2033 (b)	1,046,351	1,042,931
Pool 508716, 0.82%, 06/25/2034 (b)	1,632,721	1,645,184
Pool 508890, 0.90%, 06/25/2020 (b)	1,206,859	1,211,815
Pool 3169855009, 1.13%, 07/15/2031 (b)	104,243	106,457
Pool 3954135000, 1.25%, 03/24/2017 (b)	52,280	52,766
Pool 4334715001, 1.25%, 01/05/2020 (b)	13,365	13,627
Pool Dairy Queen, 1.25%, 09/21/2022	194,066	199,795
Pool Napoli Granite, 1.25%, 09/27/2022	474,523	488,465
Pool 5553305001, 1.25%, 11/20/2022	177,079	182,382
Pool 509347, 1.25%, 11/25/2022 (b)	1,661,893	1,688,018
Pool 509392, 1.25%, 07/25/2023 (b)	2,363,131	2,409,349
Pool 3766345007, 1.25%, 09/17/2030 (b)	290,556	299,212
Pool 508969, 1.25%, 09/25/2035 (b)	1,511,822	1,566,449
Pool 4503205003, 1.25%, 01/18/2036 (b)	328,931	340,465
Pool 508994, 1.25%, 01/25/2036 (b)	2,369,978	2,456,198
Pool 509084, 1.25%, 07/25/2036 (b)	3,154,981	3,270,875
Pool 509133, 1.25%, 09/25/2036 (b)	3,804,375	3,944,567
Pool 509225, 1.25%, 04/25/2037 (b)	3,955,665	4,103,010
Pool 509348, 1.25%, 02/25/2038 (b)	2,621,145	2,720,215
Pool 509350, 1.25%, 03/25/2038 (b)	4,001,476	4,152,930
Pool 509391, 1.25%, 06/25/2038 (b)	3,797,378	3,909,830
Pool 3153295002, 2.13%, 07/24/2029 (b)	571,360	583,484
Pool 3046316007, 2.13%, 12/03/2032 (b)	257,273	263,367
Pool 2604556010, 3.58%, 02/15/2017 (b)	114,994	120,760
Pool 521984, 3.91%, 10/25/2038 (b)	650,000	740,443
Pool 521967, 4.00%, 06/25/2038 (b)	3,785,191	4,462,970

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2013 (unaudited)

	Principal Amount	Value
Pool 521970, 4.08%, 07/25/2038 (b)	$1,147,789	$1,348,504
Pool 4676035009, 4.33%, 12/15/2021 (b)	374,122	419,792
Pool 7530434005, 5.27%, 06/29/2024	82,858	86,472
Pool 3829225004, 6.08%, 11/05/2020	587,964	617,379
		45,635,094

Small Business Administration Participation Certificates - 0.01%
2008-20C, 5.49%, 03/01/2028	39,283	43,177
2008-20E, 5.49%, 05/01/2028	142,952	154,199
		197,376

USDA Loan - 0.03%
Pool USDA Loan, 5.60%, 04/01/2019	482,808	534,109
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,222,139,936)		1,196,044,923

MUNICIPAL BONDS - 21.64%
Arkansas - 0.06%
Arkansas State Development Finance Authority
3.08%, 11/01/2023	250,000	231,387

Jonesboro Economic Development Revenue Authority
3.00%, 10/01/2017	500,000	506,530
3.85%, 10/01/2019	225,000	229,219
		967,136

California - 0.35%
ABAG Finance Authority for Nonprofit Corp.
0.04%, 07/01/2037 (b)	360,000	360,000

California State Community Development Authority
5.30%, 04/01/2016	840,000	848,786

Los Angeles Community Development & Redevelopment Agency
5.83%, 12/01/2017	700,000	714,770
6.25%, 09/01/2017	250,000	278,935

Los Angeles Multi-Family Housing Authority
6.65%, 07/20/2015	260,000	260,634

Napa Community Redevelopment Agency
5.60%, 09/01/2018	500,000	500,255

Sacramento County Housing Authority
0.16%, 07/15/2035 (b)	305,000	305,000
7.65%, 09/01/2015	290,000	290,131

Tuolumne Wind Project Authority
6.92%, 01/01/2034	1,600,000	1,728,048
		5,286,559

Colorado - 0.03%
Colorado State Housing & Finance Authority
5.22%, 05/01/2036	438,299	441,358

Connecticut - 0.05%
Connecticut State Housing Finance Authority
5.83%, 11/15/2016	645,000	693,568

Delaware - 0.62%
Delaware State Housing Authority
2.65%, 11/01/2041	9,870,000	9,375,020
5.20%, 07/01/2025 (c)	70,000	72,859
		9,447,879

District of Columbia - 0.03%
District of Columbia
3.39%, 06/01/2014	470,000	471,518

Florida - 1.24%
Florida State Housing Finance Corp.
2.80%, 07/01/2041	7,978,620	7,574,502
2.80%, 07/01/2041	3,919,263	3,720,753
6.85%, 04/01/2021	355,000	355,057

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2013 (unaudited)

	Principal Amount	Value
Hillsborough County Housing Finance Authority
0.08%, 11/15/2031 (b) (c)	$1,530,000	$1,530,000
Miami-Dade County
2.91%, 10/01/2013	5,000,000	5,006,250
Miami-Dade County Housing Finance Authority
4.00%, 06/01/2016	440,000	441,144
Palm Beach County Housing Finance Authority
4.50%, 12/01/2015	155,000	156,438
		18,784,144

Hawaii - 0.04%
Hawaii State Housing Finance & Development Corp.
0.05%, 12/01/2041 (b)	595,000	595,000

Idaho - 0.00%
Idaho State Housing & Finance Association
6.00%, 07/01/2035	20,000	20,507

Illinois - 0.13%
Illinois State Housing Development Authority
0.07%, 08/01/2034 (b) (c)	2,000,000	2,000,000

Indiana - 0.25%
County of Elkhart Indiana
0.17%, 09/01/2043 (b)	320,000	320,000
Gary Community School Building Corp.
7.50%, 02/01/2029	250,000	268,922
Indiana State Housing & Community Development Authority
5.51%, 01/01/2039	1,715,000	1,725,753
5.69%, 07/01/2037	230,000	231,329
5.90%, 01/01/2037	790,000	804,331
Tippecanoe Valley 2011 School Building Corp.
5.35%, 01/15/2026	350,000	372,467
		3,722,802

Iowa - 0.11%
Hawkeye Community College
2.60%, 06/01/2022	245,000	231,643
Iowa State Finance Authority
2.30%, 09/01/2040	1,319,504	1,246,443
Kirkwood Community College
2.50%, 06/01/2017	120,000	124,302
		1,602,388

Kentucky - 1.19%
Kentucky State Housing Corp.
3.00%, 11/01/2041	11,835,000	11,605,046
4.25%, 07/01/2033	3,980,000	3,820,959
4.78%, 01/01/2015	640,000	669,267
5.75%, 07/01/2037	1,290,000	1,297,469
5.77%, 07/01/2037	515,000	515,639
6.06%, 07/01/2036	170,000	171,739
		18,080,119

Maine - 0.57%
Maine State Health & Higher Educational Facilities Authority
2.30%, 07/01/2015	310,000	315,001
Maine State Housing Authority
0.07%, 11/15/2036 (b) (c)	4,600,000	4,600,000
0.86%, 11/15/2015	1,000,000	995,610
1.44%, 11/15/2017	860,000	841,553
4.00%, 11/15/2024 (c)	1,915,000	1,924,230
		8,676,394

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2013 (unaudited)

	Principal Amount	Value
Maryland - 0.57%
Maryland State Community Development Administration
2.36%, 09/01/2018	$150,000	$145,039
2.49%, 03/01/2019	450,000	432,306
4.00%, 09/01/2025	5,000,000	4,778,700
6.07%, 09/01/2037	1,740,000	1,753,120
Montgomery County
4.00%, 05/01/2014	285,000	291,025
4.00%, 05/01/2016	1,175,000	1,262,326
		8,662,516

Massachusetts - 0.87%
Massachusetts State Development Finance Agency
4.32%, 04/01/2018	740,000	802,700
Massachusetts State Housing Finance Agency
1.53%, 06/01/2018	825,000	796,884
1.66%, 12/01/2018	845,000	813,659
1.80%, 06/01/2019	870,000	830,206
1.93%, 12/01/2019	895,000	851,181
2.06%, 06/01/2020	915,000	864,089
2.06%, 12/01/2020	400,000	376,288
4.71%, 12/01/2037	1,995,000	1,841,205
5.21%, 12/01/2016	1,570,000	1,587,474
5.54%, 12/01/2025	1,720,000	1,745,525
5.84%, 12/01/2036	695,000	706,871
5.96%, 06/01/2017	855,000	879,923
6.50%, 12/01/2039	1,190,000	1,181,587
		13,277,592

Michigan - 0.35%
Michigan State Housing Development Authority
0.16%, 06/01/2039 (b)	5,250,000	5,250,000

Minnesota - 0.07%
Minnesota State Housing Finance Agency
5.76%, 01/01/2037	165,000	165,950
5.85%, 07/01/2036	20,000	20,089
6.30%, 07/01/2023	820,000	840,320
		1,026,359

Mississippi - 0.21%
Mississippi State
0.78%, 11/01/2015	3,000,000	2,994,510
1.90%, 12/01/2019	145,000	139,204
		3,133,714

Missouri - 0.05%
Missouri State Housing Development Commission
2.65%, 11/01/2041	475,000	451,179
4.15%, 09/25/2025	107,537	107,845
5.72%, 09/01/2025	140,000	140,441
		699,465

Nebraska - 0.01%
Nebraska State Investment Finance Authority
0.06%, 09/01/2038 (b)	115,000	115,000

Nevada - 0.24%
Nevada State Housing Division
0.07%, 04/15/2038 (b) (c)	2,700,000	2,700,000
0.17%, 10/01/2042 (b) (c)	1,000,000	1,000,000
5.11%, 04/01/2017	15,000	14,656
		3,714,656

New Hampshire - 0.12%
New Hampshire State Housing Finance Authority
3.75%, 07/01/2034	1,485,000	1,475,837
5.70%, 01/01/2035	310,000	317,617
		1,793,454

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2013 (unaudited)

	Principal Amount	Value
New Jersey - 0.73%
New Jersey State Environmental Infrastructure Trust
3.15%, 09/01/2024	$270,000	$249,939
3.38%, 09/01/2025	280,000	258,633
4.00%, 09/01/2028	195,000	180,635
New Jersey State Housing & Mortgage Finance Agency
1.44%, 11/01/2013	130,000	130,025
1.54%, 11/01/2014	100,000	100,010
1.90%, 11/01/2015	135,000	134,916
2.13%, 11/01/2016	145,000	143,785
2.38%, 11/01/2017	80,000	78,866
2.69%, 11/01/2018	90,000	87,416
2.99%, 11/01/2019	100,000	96,138
3.27%, 11/01/2020	100,000	95,368
3.57%, 11/01/2021	70,000	66,331
3.72%, 11/01/2022	125,000	117,403
4.57%, 11/01/2027	900,000	823,752
4.89%, 11/01/2032	1,435,000	1,298,359
5.09%, 11/01/2043	4,785,000	4,234,007
5.93%, 11/01/2028	1,625,000	1,663,253
6.13%, 11/01/2037	1,315,000	1,342,010
		11,100,846

New Mexico - 0.13%
New Mexico State Mortgage Finance Authority
2.23%, 10/01/2034	1,273,113	1,188,948
5.42%, 01/01/2016	130,000	136,582
5.68%, 09/01/2013	35,000	35,000
6.15%, 01/01/2038	635,000	634,295
		1,994,825

New York - 6.54%
New York City Housing Development Corp.
0.62%, 05/01/2014	2,420,000	2,415,934
0.70%, 11/01/2014	1,000,000	999,550
0.76%, 11/01/2013	500,000	500,110
0.80%, 05/01/2015	2,700,000	2,686,446
0.80%, 05/01/2015	500,000	497,710
0.83%, 05/01/2014	625,000	625,081
0.90%, 11/01/2015	1,205,000	1,197,143
0.95%, 11/01/2014	580,000	580,133
1.00%, 11/01/2015	500,000	497,030
1.03%, 05/01/2015	500,000	498,770
1.10%, 05/01/2015	715,000	714,528
1.11%, 05/01/2016	1,570,000	1,556,011
1.16%, 11/01/2015	605,000	603,076
1.17%, 05/01/2016	900,000	890,901
1.25%, 11/01/2015	800,000	799,320
1.29%, 05/01/2016	615,000	608,321
1.31%, 11/01/2016	1,205,000	1,190,612
1.31%, 11/01/2016	1,595,000	1,581,634
1.40%, 05/01/2016	655,000	650,081
1.44%, 11/01/2016	500,000	493,590
1.44%, 05/01/2017	1,215,000	1,196,192
1.57%, 11/01/2016	700,000	693,693
1.59%, 05/01/2017	785,000	769,072
1.59%, 11/01/2017	1,225,000	1,206,723
1.71%, 08/01/2015	1,630,000	1,643,399
1.73%, 05/01/2017	780,000	768,534
1.74%, 05/01/2018	1,240,000	1,212,026
1.75%, 11/01/2017	550,000	539,022
1.87%, 11/01/2018	1,255,000	1,223,449
1.90%, 05/01/2018	815,000	788,961
1.91%, 02/01/2016	1,655,000	1,665,013
1.91%, 11/01/2017	750,000	739,620
2.01%, 05/01/2019	1,270,000	1,229,538
2.04%, 11/01/2018	805,000	776,881
2.08%, 05/01/2018	760,000	742,003
2.11%, 08/01/2016	1,665,000	1,677,088
2.21%, 05/01/2019	750,000	718,245

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2013 (unaudited)

	Principal Amount	Value
2.26%, 11/01/2018	$630,000	$613,576
2.30%, 05/01/2016	2,130,000	2,171,386
2.31%, 02/01/2017	1,685,000	1,693,678
2.36%, 11/01/2019	800,000	763,640
2.43%, 05/01/2019	720,000	697,694
2.50%, 11/01/2016	2,160,000	2,209,507
2.51%, 08/01/2017	1,710,000	1,720,004
2.51%, 11/01/2020	1,500,000	1,419,810
2.59%, 11/01/2019	820,000	792,530
2.71%, 02/01/2018	1,730,000	1,734,550
2.74%, 05/01/2020	740,000	711,651
2.77%, 11/01/2021	2,265,000	2,129,870
2.79%, 05/01/2017	2,195,000	2,247,219
2.91%, 08/01/2018	1,750,000	1,755,233
3.11%, 02/01/2019	1,775,000	1,774,769
3.26%, 08/01/2019	1,805,000	1,804,892
3.43%, 02/01/2020	1,830,000	1,822,698
3.58%, 08/01/2020	640,000	637,325
3.67%, 11/01/2015	805,000	831,823
4.97%, 05/01/2019	1,995,000	2,128,466
5.63%, 11/01/2024	3,250,000	3,534,635
New York State Dormitory Authority
1.50%, 07/01/2014	275,000	277,005
New York State Energy Research & Development Authority
2.99%, 07/01/2021	935,000	922,200
New York State Housing Finance Agency
0.05%, 11/01/2030 (b) (c)	4,700,000	4,700,000
0.45%, 05/01/2014	1,195,000	1,193,674
0.65%, 05/01/2015	2,300,000	2,291,697
0.95%, 05/01/2016	1,265,000	1,250,528
1.40%, 05/01/2017	1,000,000	979,640
1.50%, 11/01/2017	1,000,000	979,930
4.90%, 08/15/2025 (c)	250,000	255,762
5.05%, 08/15/2039 (c)	1,385,000	1,327,024
New York State Mortgage Agency
1.23%, 10/01/2015	700,000	698,432
1.66%, 04/01/2017	950,000	931,503
1.82%, 10/01/2017	960,000	941,587
1.97%, 04/01/2018	970,000	939,979
2.12%, 10/01/2018	980,000	946,798
2.28%, 04/01/2019	995,000	953,518
2.43%, 10/01/2019	1,005,000	959,976
2.58%, 04/01/2020	1,975,000	1,876,092
2.58%, 10/01/2020	1,905,000	1,803,292
2.88%, 04/01/2021	1,040,000	980,429
3.40%, 10/01/2022	3,315,000	3,183,527
Schenectady Metroplex Development Authority
5.30%, 08/01/2028	500,000	504,685
		99,267,674

North Carolina - 0.06%
North Carolina State Housing Finance Agency
3.06%, 01/01/2020	330,000	322,829
3.41%, 07/01/2022	340,000	328,623
4.01%, 01/01/2026	290,000	279,108
		930,560

Ohio - 0.06%
Ohio State
7.75%, 12/01/2015	190,000	196,080
Ohio State Housing Finance Agency
5.47%, 09/01/2025	770,000	778,208
		974,288

Oklahoma - 0.02%
Oklahoma State Housing Finance Agency
5.58%, 09/01/2026	100,000	100,062

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2013 (unaudited)

	Principal Amount	Value
5.65%, 09/01/2026	$170,000	$167,572
		267,634

Oregon - 0.04%
Portland
4.62%, 06/15/2018	325,000	336,690
6.03%, 06/15/2018	250,000	272,133
		608,823

Pennsylvania - 0.65%
Commonwealth Financing Authority
1.49%, 06/01/2017	165,000	161,585
4.86%, 06/01/2018	50,000	55,073
4.97%, 06/01/2016	190,000	193,342
5.02%, 06/01/2016	5,310,000	5,717,489
5.17%, 06/01/2017	600,000	658,056
6.39%, 06/01/2024	225,000	253,521
Pennsylvania State Housing Finance Agency
1.25%, 07/01/2015	2,510,000	2,501,893
5.84%, 04/01/2037	285,000	289,149
		9,830,108

Rhode Island - 0.04%
Rhode Island State Housing & Mortgage Finance Corp.
5.29%, 10/01/2018	575,000	586,822

South Carolina - 0.23%
South Carolina State Housing Finance & Development Authority
4.00%, 07/01/2034	2,770,000	2,801,578
5.15%, 07/01/2037 (c)	640,000	650,957
		3,452,535

Texas - 1.61%
Texas State Affordable Housing Corp.
2.70%, 09/01/2041	11,120,000	11,080,079
Texas State Department of Housing & Community Affairs
0.07%, 07/15/2040 (b) (c)	4,010,000	4,010,000
0.14%, 09/01/2017 (b)	395,000	395,000
0.14%, 09/01/2036 (b)	855,000	855,000
2.88%, 07/01/2041	8,425,000	8,133,664
		24,473,743

Utah - 1.35%
Utah State Housing Corp.
0.16%, 07/01/2028 (b)	205,000	205,000
0.16%, 07/01/2028 (b)	545,000	545,000
0.16%, 07/01/2033 (b)	700,000	700,000
2.05%, 01/01/2043	3,750,000	3,567,488
2.15%, 01/01/2043	6,000,000	5,776,980
2.20%, 07/01/2041	7,000,000	6,546,750
5.26%, 07/20/2018	120,000	121,002
6.25%, 07/20/2018	360,000	360,544
6.32%, 01/01/2028	1,740,000	1,794,775
West Jordan Redevelopment Agency
5.38%, 06/01/2018	530,000	575,866
West Valley City Redevelopment Agency
4.10%, 05/01/2023	100,000	105,413
4.40%, 05/01/2026	200,000	208,842
		20,507,660

Virginia - 1.78%
Arlington County Industrial Development Authority
0.22%, 02/01/2016 (b)	945,000	945,000
1.99%, 12/15/2020	1,290,000	1,203,093
Virginia State Housing Development Authority
0.84%, 10/01/2015	1,000,000	994,540
2.77%, 03/01/2018	2,000,000	1,996,820
3.25%, 08/25/2042	491,020	484,111

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2013 (unaudited)

	Principal Amount	Value
4.68%, 08/01/2014	$5,000,000	$5,099,000
4.84%, 12/01/2013	295,000	297,245
5.50%, 12/01/2020	500,000	503,585
5.50%, 06/25/2034 (a)	2,999,284	3,077,547
5.50%, 03/25/2036 (a)	2,735,674	2,848,094
5.70%, 11/01/2022	1,250,000	1,351,625
5.97%, 11/01/2024	1,405,000	1,524,383
6.25%, 11/01/2029	4,365,000	4,762,739
6.32%, 08/01/2019	1,755,000	1,990,415
		27,078,197

Washington - 0.29%
King County Housing Authority
6.38%, 12/31/2046	4,275,000	4,374,394

West Virginia - 0.94%
West Virginia State Housing Development Fund
0.68%, 11/01/2015	250,000	248,722
0.94%, 05/01/2016	250,000	246,560
1.04%, 11/01/2016	250,000	245,935
1.23%, 05/01/2017	250,000	243,505
1.27%, 05/01/2014	290,000	290,826
1.68%, 05/01/2019	250,000	235,950
1.95%, 05/01/2020	250,000	232,720
2.05%, 11/01/2020	325,000	301,132
2.30%, 11/01/2021	500,000	458,915
2.71%, 11/01/2017	1,520,000	1,547,801
2.81%, 05/01/2018	1,900,000	1,924,548
2.91%, 11/01/2018	1,500,000	1,521,420
3.12%, 05/01/2019	2,015,000	2,039,281
3.22%, 11/01/2019	2,415,000	2,446,540
3.32%, 05/01/2020	1,510,000	1,523,031
3.42%, 11/01/2020	740,000	746,838
		14,253,724

Wisconsin - 0.01%
Wisconsin State Housing & Economic Development Authority
5.53%, 03/01/2038	205,000	205,185
TOTAL MUNICIPAL BONDS (Cost $332,744,511)		328,369,146

MISCELLANEOUS INVESTMENTS - 0.18%
Community Reinvestment Revenue Note, 4.68%, 08/01/2035 (a) (d)	215,597	210,932
CRF Affordable Housing, 5.50%, 04/25/2035 (b) (d)	2,423,964	2,433,446
TOTAL MISCELLANEOUS INVESTMENTS (Cost $2,676,024)		2,644,378

CERTIFICATES OF DEPOSIT - 0.10%
Self Help Federal Credit Union
0.55%, 08/23/2014	250,000	250,000
0.80%, 11/26/2013	250,000	250,000
Urban
0.17%, 12/05/2013	750,000	750,000
0.30%, 11/29/2013	250,000	250,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $1,500,000)		1,500,000

	Shares
SHORT-TERM INVESTMENT - 1.77%
Money Market Fund - 1.77%
STIT-Treasury Portfolio, 0.02% (e)	26,900,219	26,900,219
TOTAL SHORT-TERM INVESTMENT (Cost $26,900,219)		26,900,219

Total Investments (Cost $1,592,083,084) - 102.95%		1,561,993,165
Liabilities in Excess of Other Assets, Net - (2.95)%		(44,749,114)
NET ASSETS - 100.00%		$1,517,244,051

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2013 (unaudited)

Footnotes
The following information for the Fund is presented on an income tax basis as of August 31, 2013:
Cost of Investments	$1,592,083,084
Gross Unrealized Appreciation	15,159,548
Gross Unrealized Depreciation	(45,249,467)
Net Unrealized Appreciation	$(30,089,919)

(a)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.  The total fair value of such securities at August 31, 2013 is $59,233,680, which represents 3.90% of total net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of August 31, 2013.
(c)	Security is subject to Alternative Minimum Tax.
(d)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.  These securities may only be resold to qualified institutional buyers in transactions exempt from registration.  At August 31, 2013, these securities amounted to $2,644,378, which represents 0.18% of total net assets.

(e)	The rate shown is the 7-day effective yield as of August 31, 2013.

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
HUD — Housing and Urban Development
TBA — To Be Announced
USDA — United States Department of Agriculture

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments were measured at August 31, 2013:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$6,534,499	$—	$6,534,499
U.S. Government & Agency Obligations	—	1,142,947,816	53,097,107	1,196,044,923
Municipal Bonds	—	322,443,505	5,925,641	328,369,146
Miscellaneous Investments	—	2,433,446	210,932	2,644,378
Certificates of Deposit	—	1,500,000	—	1,500,000
Short-Term Investment	26,900,219	—	—	26,900,219
Total Investments in Securities	$26,900,219	$1,475,859,266	$59,233,680	$1,561,993,165

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2013	$41,145,074
Accrued discounts/premiums	(1,532)
Realized gain/(loss)	11,155
Change in unrealized appreciation/(depreciation)	(189,300)
Purchases	14,892,908
Sales	(659,426)
Transfers into Level 3	—
Transfers out of Level 3	(2,101,772)
Ending balance as of August 31, 2013	$53,097,107
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$(442,037)

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2013 (unaudited)

Municipal Bonds
Beginning balance as of June 1, 2013	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	5,925,641
Transfers out of Level 3	—
Ending balance as of August 31, 2013	$5,925,641
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$—

Investments in Miscellaneous Investments
Beginning balance as of June 1, 2013	$244,007
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	712
Purchases	—
Sales	(33,787)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of August 31, 2013	$210,932
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$712

For the period ended August 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended August 31, 2013, the transfers into Level 3 were due to changes in the availability of observable inputs used to determine fair value.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of August 31, 2013.  The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at August 31, 2013	Valuation Techniques	Unobservable Inputs	Ranges (Average)
Asset Backed Securities	$ 210,932	Matrix Pricing	Remaining average life	1.05 years
			Blended matrix spread to comp treasuries	+675/2 yr tsy
			Coupon	4.68%
FNMA Multifamily	$ 3,740,705	Matrix Pricing	Structure	30 year amortization, 15 year balloon, 11 year yield maintenance and 5 year interest only
			Coupon	4.03%
			Spread to benchmark	N+88
			Offered Quotes variance to Mark	0.51%
GNMA REMICs	$ 10,282,209	Matrix Pricing	Weighted Average Life	4.63 years
			Coupon	2.55%
			Spread to benchmark	N+140
			Offered Quotes variance to Mark	-0.04%
GNMA Multifamily -Project Loans	$ 2,157,028	Matrix Pricing	Structure	1- 35 year amortization, 1- 30.5 year amortization both 10% declining prepayment penalty
			Coupon	3.75% - 4.70% (4.23%)
			Spread to benchmark	N+75 - 85 (N+80)
			Offered Quotes variance to Mark	0.979% - 1.18% (0.893%)
GNMA Multifamily - Construction Loans	$ 22,368,458	Matrix Pricing	Structure	All with 40 year amortization, 2 with 1 year hard lock and 9% declining prepayment penalty & 1 with 2 year hard lock & 8% declining prepayment penalty
			Coupon	3.75%-4.85% (4.40%)
			Spread to benchmark	N+120-160 (147)
			Offered Quotes variance to Mark	0.41-3.862 (1.562%)

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2013 (unaudited)

Financial Asset	Fair Value at August 31, 2013	Valuation Techniques	Unobservable Inputs	Ranges (Average)
FHA Project Loans	$14,548,707	Matrix Pricing	Structure	Lockout range 0-11 years (5.6 yr average lock out), remaining maturity term range 8-37 years (24.2 year average maturity range)
			Coupon	6.00%-7.43% (6.61%)
			Spread to benchmark	N+275-600 (404)
			Offered Quotes variance to Mark	-0.11-0.578% (0.268%)
Taxable Municipals	$ 5,925,641	Matrix Pricing	Remaining average life	4.083 – 6.333 years (5.21 years)
			Coupon	5.50%
			Spread to benchmark	4.5‐6/32nds/TBA (5.25/32nds/ TBA)
			Offered Quotes variance to Mark	Utilizing dealer indications

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on  valuation.  Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended August 31, 2013, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

CCM Active Income Fund

Schedule of Investments August 31, 2013 (unaudited)
	Shares	Value
COMMON STOCK - 54.77%
Consumer Discretionary - 8.69%
Arbitron	420	$19,765
Cooper Tire & Rubber	320	10,217
DineEquity (a)	600	39,762
EnerCare (a)	11,500	103,722
Foot Locker (a) (b)	2,500	80,500
Las Vegas Sands (a) (b)	1,250	70,437
Macy's (a)	2,100	93,303
Maidenform Brands (a) (c)	1,000	23,440
OfficeMax	800	8,696
Regal Entertainment Group	2,600	46,514
rue21 (c)	400	16,340
Saks (c)	800	12,744
SHFL Entertainment (a) (c)	1,000	22,770
Stewart Enterprises (a)	1,100	14,388
WMS Industries (a) (c)	585	15,035
		577,633

Consumer Staples - 3.74%
Anheuser-Busch InBev (a) (d)	1,150	107,353
Harris Teeter Supermarkets (a)	500	24,575
PepsiCo (a)	1,100	87,703
Smithfield Foods (a) (c)	300	10,059
WhiteWave Foods (c)	1,000	18,950
		248,640

Energy - 8.63%
Canadian Oil Sands (a)	6,000	115,124
Kinder Morgan (a)	2,900	109,997
North Atlantic Drilling (a)	15,000	139,650
Seadrill (a)	650	30,069
Susser Petroleum Partners (a)	2,500	77,375
Williams (a)	2,800	101,472
		573,687

Financial Services - 15.16%
American International Group (a)	2,300	106,858
Ares Capital Corp. (a)	5,600	98,448
CapitalSource	2,200	25,410
CapLease (e)	2,500	21,275
Colonial Properties Trust (e)	1,000	22,090
Ellington Financial (a)	2,800	61,096
Hudson City Bancorp	1,600	14,704
Investors Real Estate Trust (a) (e)	10,000	81,500
JPMorgan Chase (a)	1,825	92,217
Medical Properties Trust (a) (e)	3,500	40,425
MPG Office Trust (c) (e)	5,550	17,261
Ryman Hospitality Properties (e)	3,300	109,032
Spirit Realty Capital (a) (e)	5,000	43,550
StellarOne Corp.	1,027	21,033
Sterling Bancorp	800	10,152
Virginia Commerce Bancorp (c)	1,250	18,412
Wells Fargo (a)	2,800	115,024
Weyerhaeuser (b) (e)	4,000	109,520
		1,008,007

Health Care - 3.86%
Extendicare	5,000	31,140
Life Technologies Corp. (a) (c)	368	27,383
Onyx Pharmaceuticals (c)	150	18,537
Optimer Pharmaceuticals (c)	800	10,008
Pfizer (a) (b)	4,500	126,945
Vanguard Health Systems (a) (c)	1,000	20,950
Warner Chilcott (a)	1,000	21,450
		256,413

Industrials - 2.94%
Edwards Group (c) (d)	800	7,832
Macquarie Infrastructure (a)	1,800	96,732
Michael Baker Corp. (a)	500	20,220
National Technical Systems (c)	800	18,272

CCM Active Income Fund

Schedule of Investments August 31, 2013 (unaudited)

	Shares	Value
Pitney Bowes (a)	3,200	$52,224
		195,280

Information Technology - 4.31%
BMC Software (a) (c)	520	23,920
Oracle (a)	3,300	105,138
QUALCOMM (a)	1,500	99,420
Sourcefire (a) (c)	350	26,411
STEC (c)	2,000	13,620
Volterra Semiconductor Corp.	800	18,336
		286,845

Materials - 4.67%
International Paper (a)	2,100	99,141
MeadWestvaco (a)	3,000	107,550
Olin (a)	4,500	103,950
		310,641

Telecommunication Services - 1.22%
Vodafone Group (a) (b) (d)	2,500	80,875

Utilities - 1.55%
National Fuel Gas (a)	1,200	78,336
NV Energy (a)	1,050	24,623
		102,959

TOTAL COMMON STOCK
(Cost $3,674,871)		3,640,980

EXCHANGE TRADED FUND - 1.79%
PIMCO Dynamic Income Fund	4,300	119,024

TOTAL EXCHANGE TRADED FUND
(Cost $123,950)		119,024

	Principal Amount
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 22.83%
FHA Project Loan - 8.97%
034-35272, 5.00%, 06/01/2035 (f)	$325,909	325,191
Ridgewood Florida, 6.45%, 01/01/2036 (f)	272,236	271,301
		596,492

FHR - 0.37%
Pool FHR 2106 S, 7.87%, 12/15/2028 (g)	123,882	24,415

FNMA Multifamily - 13.49%
Pool 464296, 5.86%, 01/01/2028 (a)	362,474	375,635
Pool 464573, 6.72%, 02/01/2040 (a)	458,810	521,272
		896,907
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $1,452,954)		1,517,814

MORTGAGE-BACKED OBLIGATION - 1.71%
HASC - 1.71%
2005-I1 2A4, 0.57%, 11/25/2035	235,000	113,713
TOTAL MORTGAGE-BACKED OBLIGATION
(Cost $122,309)		113,713

	Shares
SHORT-TERM INVESTMENT - 15.39%
Money Market Fund - 15.39%
STIT-Treasury Portfolio, 0.02% (h)	1,023,254	1,023,254
TOTAL SHORT-TERM INVESTMENT
(Cost $1,023,254)		1,023,254

Total Investments (Cost $6,397,338) - 96.49%		6,414,785
Other Assets Exceeding Liabilities, Net - 3.51%		233,289
NET ASSETS - 100.00%		$6,648,074

Footnotes
The following information for the Fund is presented on an income tax basis as of August 31, 2013:
Cost of Investments		$6,397,338
Gross Unrealized Appreciation		119,719
Gross Unrealized Depreciation		(102,272)
Net Unrealized Appreciation		$17,447

CCM Active Income Fund

Schedule of Investments August 31, 2013 (unaudited)

	Shares	Value
COMMON STOCK SOLD SHORT - (20.98)%
Consumer Discretionary - (6.69)%
Brinker International	(2,550)	$(101,974)
Burger King Worldwide	(5,100)	(99,756)
CST Brands (c)	(2,000)	(59,000)
Guess?	(2,000)	(61,000)
Kohl's (b)	(1,000)	(51,310)
Office Depot	(2,152)	(9,017)
Regis Corp.	(4,000)	(63,120)
		(445,177)

Consumer Staples - (1.01)%
Sysco Corp.	(1,500)	(48,030)
WhiteWave Foods	(1,000)	(19,120)
		(67,150)

Financial Services - (4.43)%
AvalonBay Communities (e)	(300)	(37,170)
Equity Residential (e)	(1,000)	(51,890)
M&T Bank Corp.	(135)	(15,301)
Mid-America Apartment Communities (e)	(360)	(22,198)
National Retail Properties (b) (e)	(1,000)	(30,630)
PacWest Bancorp	(625)	(20,781)
Portfolio Recovery Associates	(500)	(26,520)
Provident New York Bancorp	(1,012)	(10,302)
Realty Income (b) (e)	(1,000)	(39,500)
Union First Market Bankshares Corp.	(1,001)	(21,411)
United Bankshares	(680)	(18,884)
		(294,587)

Health Care - (1.67)%
Actavis (c)	(160)	(21,629)
ResMed	(1,890)	(89,284)
		(110,913)

Industrials - (3.59)%
Acuity Brands	(650)	(55,575)
Caterpillar (b)	(1,000)	(82,540)
Deere (b)	(1,200)	(100,368)
		(238,483)

Materials - (1.32)%
Packaging Corp of America	(800)	(42,432)
Rio Tinto (b) (d)	(1,000)	(45,110)
		(87,542)

Telecommunication Services - (2.27)%
AT&T	(2,364)	(79,974)
Verizon Communications (b)	(1,500)	(71,070)
		(151,044)

TOTAL COMMON STOCK SOLD SHORT
(Proceeds $1,455,369)		(1,394,896)

EXCHANGE TRADED FUNDS SOLD SHORT - (21.81)%
CurrencyShares Canadian Dollar Trust	(500)	(47,225)
iShares Core Total US Bond Market ETF	(1,100)	(116,831)
iShares MSCI Brazil Index ETF (b)	(1,000)	(42,390)
iShares Russell 2000 Index ETF (b)	(2,400)	(240,912)
iShares S&P/TSX 60 Index Fund	(4,800)	(83,395)
Powershares QQQ Trust Series 1	(100)	(7,546)
SPDR S&P 500 ETF Trust (b)	(5,100)	(834,615)
United States Oil Fund	(2,000)	(76,960)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT
(Proceeds $1,443,321)		(1,449,874)

Total Securities Sold Short (Proceeds $2,898,690)		(2,844,770)

CCM Active Income Fund

Schedule of Investments August 31, 2013 (unaudited)

Footnotes
The following information for the Fund is presented on an income tax basis as of August 31, 2013:
Cost of Investments	$(2,898,690)
Gross Unrealized Appreciation	72,530
Gross Unrealized Depreciation	(18,610)
Net Unrealized Appreciation	$53,920

	Contracts	Value
PURCHASED OPTIONS (c) † - 0.16%
Caterpillar Put,
Expires 09/21/2013, Strike Price: $70.00	40	$200
Foot Locker Call,
Expires 09/21/2013, Strike Price: $33.00	10	400
iShares iBoxx $ High Yield Corporate Bond ETF Put,
Expires 09/21/2013, Strike Price: $91.00	10	940
iShares Russell 2000 Index ETF Put,
Expires 09/21/2013, Strike Price: $104.00	11	4,565
Kohl's Put,
Expires 09/21/2013, Strike Price: $52.50	3	615
Pfizer Call,
Expires 09/21/2013, Strike Price: $30.00	15	45
SPDR S&P 500 ETF Trust Put,
Expires 10/19/2013, Strike Price: $167.00	4	2,480
Weyerhaeuser Call,
Expires 01/18/2014, Strike Price: $28.00	10	1,400

TOTAL PURCHASED OPTIONS
(Cost $9,302)		10,645

WRITTEN OPTIONS (c) † - (0.08)%
CST Brands Put,
Expires 09/21/2013, Strike Price: $29.00	(10)	(850)
Deere Put,
Expires 09/21/2013, Strike Price: $77.50	(6)	(156)
iShares iBoxx $ High Yield Corporate Bond ETF Put,
Expires 09/21/2013, Strike Price: $88.00	(10)	(340)
iShares MSCI Brazil Index ETF Put,
Expires 09/21/2013, Strike Price: $38.00	(10)	(260)
iShares Russell 2000 Index ETF Put,
Expires 09/21/2013, Strike Price: $96.00	(6)	(456)
Las Vegas Sands Call,
Expires 09/21/2013, Strike Price: $60.00	(6)	(180)
National Retail Properties Put,
Expires 09/21/2013, Strike Price: $30.00	(10)	(600)
Realty Income Put,
Expires 09/21/2013, Strike Price: $40.00	(10)	(1,100)
Rio Tinto Put,
Expires 09/21/2013, Strike Price: $42.50	(10)	(450)
Verizon Communications Put,
Expires 09/21/2013, Strike Price: $46.00	(10)	(520)
Vodafone Group Call,
Expires 10/19/2013, Strike Price: $35.00	(6)	(210)

TOTAL WRITTEN OPTIONS
(Premiums Received $3,887)		(5,122)

(a)	All or a portion of the shares have been committed as collateral for open short positions.
(b)	Underlying security for a written/purchased option.
(c)	Non-income producing security.
(d)	ADR - American Depository Receipt
(e)	REIT - Real Estate Investment Trust
(f)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.  The total fair value of such securities at August 31, 2013 is $596,492, which represents 8.97% of total net assets.

(g)	Variable rate security, the coupon rate shown is the effective rate as of August 31, 2013.
(h)	The rate shown is the 7-day effective yield as of August 31, 2013.

CCM Active Income Fund

Schedule of Investments August 31, 2013 (unaudited)

†
For the period ended August 31, 2013, the total amount of all open purchased and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

ETF — Exchange Traded Fund
FHA — Federal Housing Administration
FHR — Family Housing Resources
FNMA — Federal National Mortgage Association
HASC — HSI Asset Securitization Corporation Trust
MSCI — Morgan Stanley Capital International
S&P — Standard & Poor’s
SPDR — Standard & Poor’s Depositary Receipt

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments were measured at August 31, 2013:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,640,980	$—	$—	$3,640,980
Exchange Traded Fund	119,024	—	—	119,024
U.S. Government & Agency Obligations	—	921,322	596,492	1,517,814
Mortgage-Backed Obligation	—	113,713	—	113,713
Short-Term Investment	1,023,254	—	—	1,023,254
Total Investments in Securities	$4,783,258	$1,035,035	$596,492	$6,414,785

Liabilities	Level 1	Level 2	Level 3	Total
Common Stock Sold Short	$(1,394,896)	—	—	$(1,394,896)
Exchange Traded Funds Sold Short	(1,449,874)	—	—	(1,449,874)
Total Liabilities	$(2,844,770)	$—	$—	$(2,844,770)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	10,645	—	—	10,645
Written Options	(5,122)	—	—	(5,122)
Total Other Financial Instruments	$5,523	$—	$—	$5,523

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2013	$—
Accrued discounts/premiums	23
Realized gain/(loss)	25
Change in unrealized appreciation/(depreciation)	1,034
Purchases	600,772
Sales	(5,362)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of August 31, 2013	$596,492
Change in unrealized gains included in earnings related to securities still held at reporting period date	$1,034

For the period ended August 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended August 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

CCM Active Income Fund

Schedule of Investments August 31, 2013 (unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of August 31, 2013.  The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at August 31, 2013	Valuation Techniques	Unobservable Inputs	Ranges (Average)
FHA Project Loans	$ 596,492	Matrix Pricing	Structure	2 are out of lockout with higher coupons and a greater likelihood to prepay.
			Coupon	6.45% - 6.95% (6.70%)
			Spread to Benchmark	E+600
			Offered Quotes Variance to Mark	-0.24% - 0.32% (0.04%)

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation.  Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended August 31, 2013, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent annual financial statements.

Item 2.	Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: October 16, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: October 16, 2013

By (Signature and Title)	/s/ Joseph H. Hastings
Joseph H. Hastings
Treasurer/Principal Financial Officer
Date: October 16, 2013